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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------

This Amendment (Check only one.):  |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moab Capital Partners, LLC
           -------------------------------------------------
Address:   15 East 62nd Street
           -------------------------------------------------
           New York, New York 10065
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 - 14318
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael M. Rothenberg
          -----------------------------------------------
Title:    Managing Director
          -----------------------------------------------
Phone:    (212) 981-2646
          -----------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael M. Rothenberg         New York, New York         May 5, 2011
-------------------------------    ----------------------    -------------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      27
                                         ---------------------

Form 13F Information Table Value Total:      $105,366
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

--------------------------------------------------------------------------------------------------------------------------------
                                                 FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3   Column 4   Column 5                Column 6    Column 7
--------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      VALUE      SHRS OR      SH/  PUT/  INVESTMENT  Voting Authority
                                                           (x $1000)  PRN AMT      PRN  CALL  DISCRETION  ----------------
                                                                                                          SOLE      SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
A H BELO CORP                      COM CL A     001282102     2,084       249,275   SH           SOLE      249,275
--------------------------------------------------------------------------------------------------------------------------------
ACTIONS SEMICONDUCTOR                 ADR       00507E107     2,030       815,390   SH           SOLE      815,390
--------------------------------------------------------------------------------------------------------------------------------
ALCON INC                           COM SHS     H01301102     3,738        22,586   SH           SOLE       22,586
--------------------------------------------------------------------------------------------------------------------------------
CAPITOL FED FINL INC                  COM       14057J101    11,291     1,001,848   SH           SOLE    1,001,848
--------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC                   COM       143436400     4,585       641,284   SH           SOLE      641,284
--------------------------------------------------------------------------------------------------------------------------------
CARROLS REST GRP INC                  COM       14574X104     2,004       216,232   SH           SOLE      216,232
--------------------------------------------------------------------------------------------------------------------------------
CASEYS GEN STORES                     COM       147528103     3,512        90,055   SH           SOLE       90,055
--------------------------------------------------------------------------------------------------------------------------------
CHATHAM LODGING TR                    COM       16208T102    11,056       680,351   SH           SOLE      680,351
--------------------------------------------------------------------------------------------------------------------------------
DANA HLDG CORP                        COM       235825205       953        54,800   SH           SOLE       54,800
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CO                       COM       37045V100     4,443       143,200   SH           SOLE      143,200
--------------------------------------------------------------------------------------------------------------------------------
KSW INC                               COM       48268R106       729       202,025   SH           SOLE      202,025
--------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS                COM       50212A106     3,558       302,000   SH           SOLE      302,000
--------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP CL B                     CL B       526057302    27,263     1,858,421   SH           SOLE    1,858,421
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ALL STAR EQUTY            SH BEN INT    530158104     3,051       580,093   SH           SOLE      580,093
--------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                          COM       539451104     2,303       490,956   SH           SOLE      490,956
--------------------------------------------------------------------------------------------------------------------------------
MAC-GRAY CORP                         COM       554153106     4,615       286,099   SH           SOLE      286,099
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                        COM       594918104     7,378       290,943   SH           SOLE      290,943
--------------------------------------------------------------------------------------------------------------------------------
NEWPORT BANCORP INC                   COM       651754103       828        60,200   SH           SOLE       60,200
--------------------------------------------------------------------------------------------------------------------------------
                                    *W EXP
PNC FINL SVCS GROUP                12/31/201    693475121       511        34,150   SH           SOLE       34,150
--------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP                       COM       750438103     1,520       101,279   SH           SOLE      101,279
--------------------------------------------------------------------------------------------------------------------------------
SEMGROUP CORP                        CL A       81663A105       380        13,500   SH           SOLE       13,500
--------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500                        TR UNIT     78462F103     2,514        14,000   SH   PUT     SOLE       14,000
--------------------------------------------------------------------------------------------------------------------------------
STURM RUGER & CO INC                  COM       864159108       544        23,665   SH           SOLE       23,665
--------------------------------------------------------------------------------------------------------------------------------
TECUMSEH PRODS CO CL B             COM CL B     878895101       402        43,184   SH           SOLE       43,184
--------------------------------------------------------------------------------------------------------------------------------
TERRA NOVA RTY CORP                   COM       88102D103     1,993       231,449   SH           SOLE      231,449
--------------------------------------------------------------------------------------------------------------------------------
VERIGY LTD                            SHS       Y93691106     1,692       120,120   SH           SOLE      120,120
--------------------------------------------------------------------------------------------------------------------------------
XERIUM TECHNOLOGIES                 COM NEW     98416J118       389        16,174   SH           SOLE       16,174
--------------------------------------------------------------------------------------------------------------------------------